Merger	12 Months Ended
Dec. 31, 2011
Merger
Merger

3. Merger

As described in Note 1, the Company completed a reverse merger transaction with the Former Operating Company on May 17, 2011, pursuant to which the Company changed its name from MPM Acquisition Corp. to Radius Health, Inc. and assumed the operations of the Former Operating Company. The accompanying financial statements and the related disclosures take into account the Merger and Short-Form Merger transactions. In addition, all historical share and per share amounts in the financial statements relating to the Former Operating Company have been retroactively adjusted for all periods presented to give effect to the 1:15 reverse stock split of all the Former Operating Company's capital stock (the "Reverse Stock Split"), including reclassifying an amount equal to the reduction in par value to additional paid-in-capital, approved by the Former Operating Company's board of directors prior to the Merger on May 17, 2011.

As of the effective time of the Merger (the "Effective Time"), the legal existence of MergerCo ceased and all of the shares of the Former Operating Company's common stock, par value $0.01 per share, and shares of the Former Operating Company's preferred stock, par value $0.01 per share, that were outstanding immediately prior to the Merger were cancelled and converted into the right to receive shares of the Company's common or preferred stock, as applicable. Each outstanding share of the Former Operating Company common stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one share of the Company's common stock, $0.0001 par value per share (the "Common Stock") and each outstanding share of the Company's preferred stock outstanding immediately prior to the Effective Time was automatically converted into the right to receive one-tenth of one share of the Company's preferred stock, $0.0001 par value per share (the "Preferred Stock") as consideration for the Merger. The December 31, 2010 financial statements, specifically common stock and additional paid-in-capital, have been adjusted to reflect the change in common stock par value.

The Company assumed all options and warrants of the Former Operating Company outstanding immediately prior to the Effective Time, which became exercisable for shares of the Company's Common Stock or Preferred Stock, as the case may be. Contemporaneously with the closing of the Merger, pursuant to the terms of a Redemption Agreement dated April 25, 2011 by and among the Company and its then-current stockholder, the Company completed the repurchase of 5,000,000 shares of Common Stock from its former sole stockholder in consideration of an aggregate of $50 (the "Redemption"). The 5,000,000 shares constituted all of the then issued and outstanding shares of the Company's capital stock, on a fully-diluted basis, immediately prior to the Merger. Upon completion of the Merger and the Redemption, the former stockholders of the Former Operating Company held 100% of the outstanding shares of capital stock of the Company.

Pursuant to the Merger, the Company assumed all of the Former Operating Company's obligations under its existing contracts. In particular, the Company has assumed the rights and obligations of the Former Operating Company under that certain Series A-1 Convertible Preferred Stock Purchase Agreement, dated as of April 25, 2011, as amended, (the "Purchase Agreement") with that certain investors listed therein (the "Investors") pursuant to which, among other things, the Company was obligated to issue and sell to the Investors up to an aggregate of 789,553 shares of Series A-1 Convertible Preferred Stock, par value $.0001 per share (the "Series A-1"), each at a purchase price per share of $81.42, to be completed in three closings for cash proceeds of $64,284. The transactions covered by the Purchase Agreement are referred to herein as the "Series A-1 Financing". An initial closing was completed on May 17, 2011 by the Former Operating Company prior to the Merger.